INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards, not subject to expiration	$ 26.4
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards, subject to expiration	27.2
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards, subject to expiration	$ 2.2